Property and Equiprmnet, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPRMNET, NET

NOTE 4 – PROPERTY AND EQUIPRMNET, NET

Property and equipment, net, consisted of the following:

	December 31,
	2019	2018

Office Equipment	$9	$17

Less—accumulated depreciation	(4)	(4)

	$5	$13

Depreciation expenses were $1 and $2 in the years ended December 31, 2019 and 2018, respectively.